As filed with the Securities and Exchange Commission on May 18, 2012

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 139	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 143	☒

(Check appropriate box or boxes)

BlackRock Funds III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number: 1-800-882-0052

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.		Ira P. Shapiro, Esq.
Sidley Austin LLP		BlackRock Advisors, LLC
787 Seventh Avenue		400 Howard Street
New York, New York 10019		San Francisco, California 94105

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 18th day of May, 2012.

BLACKROCK FUNDS III
ON BEHALF OF BLACKROCK CASH FUNDS:
INSTITUTIONAL, BLACKROCK CASH FUNDS:
PRIME, BLACKROCK CASH FUNDS: GOVERNMENT AND
BLACKROCK CASH FUNDS: TREASURY

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	May 18, 2012

(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 18, 2012

(Neal J. Andrews)

DAVID O. BEIM*	Trustee

(David O. Beim)

RONALD W. FORBES*	Trustee

(Ronald W. Forbes)

DR. MATINA S. HORNER*	Trustee

(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Trustee

(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee

(Herbert I. London)

(Ian MacKinnon)	Trustee

CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee

(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee

(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Trustee

(Toby Rosenblatt)

KENNETH L. URISH*	Trustee

(Kenneth L. Urish)

FREDERICK W. WINTER*	Trustee

(Frederick W. Winter)

PAUL L. AUDET*	Trustee

(Paul L. Audet)

HENRY GABBAY*	Trustee

(Henry Gabbay)

*By: /s/ BEN ARCHIBALD		May 18, 2012

(Ben Archibald, Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 18th day of May, 2012.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF
MONEY MARKET MASTER PORTFOLIO, PRIME MONEY
MARKET MASTER PORTFOLIO, GOVERNMENT MONEY
MARKET MASTER PORTFOLIO AND TREASURY MONEY
MARKETMASTER PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	May 18, 2012

(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 18, 2012

(Neal J. Andrews)

DAVID O. BEIM*	Trustee

(David O. Beim)

RONALD W. FORBES*	Trustee

(Ronald W. Forbes)

DR. MATINA S. HORNER*	Trustee

(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Trustee

(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee

(Herbert I. London)

(Ian MacKinnon)	Trustee

CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee

(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee

(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Trustee

(Toby Rosenblatt)

KENNETH L. URISH*	Trustee

(Kenneth L. Urish)

FREDERICK W. WINTER*	Trustee

(Frederick W. Winter)

PAUL L. AUDET*	Trustee

(Paul L. Audet)

HENRY GABBAY*	Trustee

(Henry Gabbay)

*By: /s/ BEN ARCHIBALD		May 18, 2012

(Ben Archibald, Attorney-In-Fact)

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase